CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating Expenses:
Consulting	$ 2,452,383	$ 1,955,213
Professional fees	407,501	413,479
Payroll expense	829,364	824,393
Officer stock compensation expense	516,042	536,125
Director fees	171,000	18,500
General and administration expenses	1,287,030	373,095
Total operating expense	5,663,320	4,120,805
Loss from Operations	(5,663,320)	(4,120,805)
Other income (expense):
Interest expense	(250,404)	(1,187,033)
Change in fair value of derivative		(576,573)
Loss on investment		(150,000)
Total other expense	(250,404)	(1,913,606)
Net loss before provision for income tax	(5,913,724)	(6,034,411)
Provision for income tax expense
Net loss	(5,913,724)	(6,034,411)
Other comprehensive income:
Foreign currency translation adjustment	16,670
Comprehensive loss	$ (5,897,054)	$ (6,034,411)
Loss per share - basic and diluted	$ (0.02)	$ (0.03)
Weighted average shares outstanding - basic and diluted	344,710,350	197,675,465